Segment Information - Schedule of Segment Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Third-party revenue	[1]	$ 530,614	$ 523,940	$ 411,162
Adjusted EBITDA		67,644	89,354	48,585
Depreciation and amortization		(15,488)	(13,826)	(12,924)
Stock-based compensation		(6,766)	(4,289)	(574)
Operating income / (loss)		45,390	71,239	35,087
Financial income		7,621	2,389	8,327
Financial expense	[2]	(26,788)	(19,268)	(15,079)
Income / (loss) before income tax		26,223	54,360	28,335
Income tax expense		(7,069)	(11,994)	(10,538)
Net income / (loss)		19,154	42,366	17,797
Operating Segments [member] | Air [member]
Segment Reporting Information [Line Items]
Third-party revenue		214,804	241,015	205,721
Adjusted EBITDA		27,790	58,397	27,940
Depreciation and amortization		(4,630)	(1,865)	(4,099)
Operating income / (loss)		23,160	56,532	23,841
Operating Segments [member] | Packages, Hotels and Other Travel Products [member]
Segment Reporting Information [Line Items]
Third-party revenue		315,810	282,925	205,441
Adjusted EBITDA		37,739	31,341	20,643
Depreciation and amortization		(4,582)	(2,556)	(3,842)
Operating income / (loss)		33,157	28,785	16,801
Unallocated [member]
Segment Reporting Information [Line Items]
Adjusted EBITDA		2,115	(384)	2
Depreciation and amortization		(6,276)	(9,405)	(4,983)
Stock-based compensation		(6,766)	(4,289)	(574)
Operating income / (loss)		$ (10,927)	$ (14,078)	$ (5,555)

[1]	Includes $ 43,975, $ 37,000 and $ 27,008 for related party transactions for the years 2018, 2017 and 2016, respectively. See note 15.
[2]	Includes $ 12,368, $ 8,601 and $ 10,516 for factoring of credit card receivables for the years ended 2018, 2017 and 2016, respectively.